Combined and Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares	Subscription Receivable	Additional Paid in Capital	Retained Earnings	Non-controlling interest	Total
Balance at Jun. 30, 2022		$ 2,450		$ 9,088	$ 10,852,219	$ 72,210	$ 10,935,967
Balance (in Shares) at Jun. 30, 2022	[1]	24,499,999
Acquisition of noncontrolling interest				19,415		(19,415)
Net income for the year					10,871,116	16,573	10,887,689
Dividends declared					(3,800,000)	(69,368)	(3,869,368)
Balance at Jun. 30, 2023		$ 2,450		28,503	17,923,335		17,954,288
Balance (in Shares) at Jun. 30, 2023	[1]	24,499,999
Private placement		$ 50	(1,350,000)	2,999,935			1,649,985
Private placement (in Shares)		500,002
Effect of reorganization				(11,538)			(11,538)
Net income for the year					3,140,068		3,140,068
Dividends declared					(11,800,000)		(11,800,000)
Balance at Jun. 30, 2024		$ 2,500	(1,350,000)	3,016,900	9,263,403		10,932,803
Balance (in Shares) at Jun. 30, 2024	[1]	25,000,001
Collection of subscription receivable			1,350,000				1,350,000
Initial public offering		$ 168		9,440,780			9,440,948
Initial public offering (in Shares)	[1]	1,675,000
Net income for the year					3,104,267		3,104,267
Balance at Jun. 30, 2025		$ 2,668		$ 12,457,680	$ 12,367,670		$ 24,828,018
Balance (in Shares) at Jun. 30, 2025	[1]	26,675,001

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization as described in Note 12.